Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Admiral Funds
Central Index Key	dei_EntityCentralIndexKey	0000891190
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2014
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 14, 1992
2004	rr_AnnualReturn2004	1.18%
2005	rr_AnnualReturn2005	2.94%
2006	rr_AnnualReturn2006	4.71%
2007	rr_AnnualReturn2007	4.76%
2008	rr_AnnualReturn2008	2.10%
2009	rr_AnnualReturn2009	0.25%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.01%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.06%
Ten Years	rr_AverageAnnualReturnYear10	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 1992
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	4.44%
2012	rr_AnnualReturn2012	14.44%
2013	rr_AnnualReturn2013	32.57%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	9.24%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.22%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(11.65%)
One Year	rr_AverageAnnualReturnYear01	32.57%
Since Inception	rr_AverageAnnualReturnSinceInception	20.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	(0.70%)
2012	rr_AnnualReturn2012	17.57%
2013	rr_AnnualReturn2013	31.79%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	7.11%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(16.37%)
One Year	rr_AverageAnnualReturnYear01	31.79%
Since Inception	rr_AverageAnnualReturnSinceInception	18.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 28, 2011
2012	rr_AnnualReturn2012	17.24%
2013	rr_AnnualReturn2013	32.68%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.07%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.68%)
One Year	rr_AverageAnnualReturnYear01	32.68%
Since Inception	rr_AverageAnnualReturnSinceInception	14.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2011
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	(1.15%)
2012	rr_AnnualReturn2012	17.11%
2013	rr_AnnualReturn2013	32.50%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	1.51%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.04%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.88%)
One Year	rr_AverageAnnualReturnYear01	32.50%
Since Inception	rr_AverageAnnualReturnSinceInception	20.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 28, 2011
2012	rr_AnnualReturn2012	17.83%
2013	rr_AnnualReturn2013	33.41%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	3.18%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.48%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
One Year	rr_AverageAnnualReturnYear01	33.41%
Since Inception	rr_AverageAnnualReturnSinceInception	14.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2011
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	(1.89%)
2012	rr_AnnualReturn2012	17.74%
2013	rr_AnnualReturn2013	33.30%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	3.13%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.93%)
One Year	rr_AverageAnnualReturnYear01	33.30%
Since Inception	rr_AverageAnnualReturnSinceInception	20.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 02, 2010
2011	rr_AnnualReturn2011	(2.52%)
2012	rr_AnnualReturn2012	18.48%
2013	rr_AnnualReturn2013	34.12%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	4.82%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
One Year	rr_AverageAnnualReturnYear01	34.12%
Since Inception	rr_AverageAnnualReturnSinceInception	17.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	(2.65%)
2012	rr_AnnualReturn2012	18.35%
2013	rr_AnnualReturn2013	33.93%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
One Year	rr_AverageAnnualReturnYear01	33.93%
Since Inception	rr_AverageAnnualReturnSinceInception	20.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.01%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	3.41%
2012	rr_AnnualReturn2012	14.37%
2013	rr_AnnualReturn2013	42.42%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(5.02%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
One Year	rr_AverageAnnualReturnYear01	42.42%
Since Inception	rr_AverageAnnualReturnSinceInception	25.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 01, 2011
2012	rr_AnnualReturn2012	16.26%
2013	rr_AnnualReturn2013	41.18%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(3.77%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.59%)
One Year	rr_AverageAnnualReturnYear01	41.18%
Since Inception	rr_AverageAnnualReturnSinceInception	16.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	0.77%
2012	rr_AnnualReturn2012	16.18%
2013	rr_AnnualReturn2013	41.05%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(3.82%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.90%)
One Year	rr_AverageAnnualReturnYear01	41.05%
Since Inception	rr_AverageAnnualReturnSinceInception	24.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.01%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 07, 2010
2011	rr_AnnualReturn2011	(1.54%)
2012	rr_AnnualReturn2012	17.97%
2013	rr_AnnualReturn2013	39.67%
Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return	rr_BarChartYearToDateReturn	(2.77%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.53%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.05%)
One Year	rr_AverageAnnualReturnYear01	39.67%
Since Inception	rr_AverageAnnualReturnSinceInception	23.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2010
S&P 500 Value Index | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.99%
Since Inception	rr_AverageAnnualReturnSinceInception	18.83%
S&P 500 Growth Index | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.75%
Since Inception	rr_AverageAnnualReturnSinceInception	20.72%
U.S. Treasury Money Market Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	1.22%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.50%
Since Inception	rr_AverageAnnualReturnSinceInception	14.34%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	33.50%
Since Inception	rr_AverageAnnualReturnSinceInception	20.71%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.77%
Since Inception	rr_AverageAnnualReturnSinceInception	14.16%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.77%
Since Inception	rr_AverageAnnualReturnSinceInception	21.18%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.25%
Since Inception	rr_AverageAnnualReturnSinceInception	17.76%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.25%
Since Inception	rr_AverageAnnualReturnSinceInception	20.27%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	41.31%
Since Inception	rr_AverageAnnualReturnSinceInception	16.91%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	41.31%
Since Inception	rr_AverageAnnualReturnSinceInception	24.31%
S&P SmallCap 600 Growth Index | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	42.69%
Since Inception	rr_AverageAnnualReturnSinceInception	25.29%
S&P SmallCap 600 Value Index | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	39.98%
Since Inception	rr_AverageAnnualReturnSinceInception	23.43%
iMoneyNet Money Fund Report's 100 percent Treasury Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	1.19%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.